Document and Entity Information Document	May 06, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2021
Entity Registrant Name	COLONY CAPITAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37980
Entity Tax Identification Number	46-4591526
Entity Address, Address Line One	750 Park of Commerce Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	570-4644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001679688
Amendment Flag	false
New York Stock Exchange | Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CLNY
Security Exchange Name	NYSE
New York Stock Exchange | Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.50% Series G Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRG
Security Exchange Name	NYSE
New York Stock Exchange | Series H Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series H Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRH
Security Exchange Name	NYSE
New York Stock Exchange | Series I Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.15% Series I Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRI
Security Exchange Name	NYSE
New York Stock Exchange | Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series J Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRJ
Security Exchange Name	NYSE